Stock-Based Compensation Plans - Stock Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement [Abstract]
Stock option grants	$ 112	$ 607	$ 268
Unrestricted employee stock award	50	0	0
Annual director stock award(s)	70	1,055	445
Total Stock Compensation expense	$ 232	$ 1,662	$ 713